Leases - Components of Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Finance lease cost	$ 229	$ 114	$ 67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	1,537	1,406	1,315
Gains on sale and leaseback transactions, net	$ 17	$ 145	$ 41